Other Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Impairment of loan	$ (7,627)	$ 0
Financing arrangement fees and other costs	(75)	(356)
Amortization of deferred financing costs and debt guarantee	(15,470)	178
Others	(1,410)	(879)
Other financial items, net	(56,351)	18,851
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment on derivatives	(29,390)	(6,598)
Interest expense on undesignated interest rate swaps	(5,741)	(8,381)
Equity Derivative
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment on derivatives	$ 3,362	$ 34,887